Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
9.	INTANGIBLE ASSETS

		Customer
	Technology	Relationships	Total

Cost
Balance, January 1, 2015 and 2016	$-	$-	$-
Acquired through the acquisition of DenseLight	-	186,131	186,131
Acquired through the acquisition of BB Photonics	714,000	-	714,000

Balance, December 31, 2016 and 2017	714,000	186,131	900,131

Accumulated Amortization
Balance, January 1, 2015 and 2016	-	-	-
Amortization for the year	-	23,266	23,266

Balance, December 31, 2016	-	23,266	23,266
Amortization for the year	-	37,228	37,228

Balance, December 31, 2017	-	60,494	60,494

Carrying Amounts
At December 31, 2015	$-	$-	$-

At December 31, 2016	$714,000	$162,865	$876,865

At December 31, 2017	$714,000	$125,637	$839,637